Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average exercise price of outstanding options | $ / shares	$ 5.00
2019, Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock shares reserved for future issuance		53,731,565
Share based compensation by share based payment arrangement number of shares available for grant		10,413,347
Share based compensation by share based payment arrangement exercise price as a percentage of fair value per share		100.00%
Number of shares available for issuance		53,731,565
2021, Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of common stock outstanding or issuable, percentage	4.00%
Share-based compensation arrangement by share-based payment award, description	In addition, the number of shares of Class A common stock reserved for issuance under the 2021 Plan will automatically increase on January 1 of each year, starting on January 1, 2022 through January 1, 2031, in an amount equal to (1) 4.0% of the total number of shares of Class A common stock and Class B common stock outstanding or issuable upon conversion or exercise of outstanding instruments on December 31 of the preceding year, or (2) a lesser number of shares of Class A common stock determined by our board of directors prior to the date of the increase.
2021, Equity Incentive Plan [Member] | Class A Shares [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock shares reserved for future issuance	152,052,141
Number of common shares issuable under the plan (in shares)	50,684,047
Number of shares available for issuance	152,052,141
Employee Stock Purchase Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of common stock outstanding or issuable, percentage	1.00%
Share-based compensation arrangement by share-based payment award, description	Additionally, the number of shares of Class A common stock reserved for issuance under the 2021 ESPP will automatically increase on January 1st of each year, beginning on January 1, 2022 and continuing through and including January 1, 2031, by 1.0% of the total number of shares of Class A common stock and Class B common stock outstanding or issuable upon conversion or exercise of outstanding instruments on December 31st of the preceding calendar year or such lesser number of shares of Class A common stock as determined by our board of directors.
Employee Stock Purchase Plan [Member] | Class A Shares [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of common shares issuable under the plan (in shares)	4,750,354
Options with service conditions [Member] | 2019, Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement vesting period		4 years
Share based compensation by share based payment arrangement contractual term		10 years
Share based compensation by share based payment arangement weighted average grant date fair value of non vested stock options outstanding		$ 0.35
Share based compensation by share based payment arrangement non vested options unrecognized compensation		$ 6.9
Share based compensation by share based payment arrangement non vested options outstanding weighted average period of recognition		3 years 10 days
Stock option with combined service and performance condition [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement service period		1 year 8 months 1 day
Stock option with combined service and performance condition [Member] | 2019, Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arangement weighted average grant date fair value of non vested stock options outstanding		$ 0.62
Share based compensation by share based payment arrangement non vested options unrecognized compensation		$ 11.0
Share based compensation by share based payment arrangement non vested options outstanding weighted average period of recognition		4 years 2 months 8 days
Share-based Payment Arrangement, Tranche One [Member] | Stock option with combined service and performance condition [Member] | 2019, Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement service period		3 years
Share based compensation by share based payment arrangement vesting percentage		20.00%
Share-based Payment Arrangement, Tranche Two [Member] | Stock option with combined service and performance condition [Member] | 2019, Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement service period		4 years
Share based compensation by share based payment arrangement vesting percentage		20.00%
Share-based Payment Arrangement, Tranche Three [Member] | Stock option with combined service and performance condition [Member] | 2019, Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement service period		5 years
Share based compensation by share based payment arrangement vesting percentage		60.00%